Accounts and Notes Receivables, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts and Notes Receivables, Net (Details) [Line Items]
Allowance for doubtful accounts			¥ 4,768	¥ 8,143	¥ 17,796
Write-off for doubtful accounts		¥ 770	¥ 770	¥ 2,696
Accounts Receivable [Member]
Accounts and Notes Receivables, Net (Details) [Line Items]
Allowance for doubtful accounts	¥ 1,603	¥ 1,840